RELATED PARTY TRANSACTIONS - BAM Re Agreements (Details) - USD ($)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 2,160,000,000	$ 693,000,000
Other related party
Disclosure of transactions between related parties [line items]
Capital commitments	$ 2,000,000,000
Other related party | Support Agreement
Disclosure of transactions between related parties [line items]
Expense		0	0
Other related party | Rights Agreement
Disclosure of transactions between related parties [line items]
Expense		0	0
Other related party | Administration Agreement
Disclosure of transactions between related parties [line items]
Expense		2,000,000	400,000
Other related party | Investment Management Agreement
Disclosure of transactions between related parties [line items]
Expense		40,000,000	4,000,000
Other related party | Licensing Agreement
Disclosure of transactions between related parties [line items]
Expense		0	$ 0
Other related party | Brookfield Credit Agreement
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 0